Stock-Based Compensation (Details)			3 Months Ended	9 Months Ended
	May 01, 2023 CAD ($)	May 01, 2023 USD ($)	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2023 CAD ($)
Stock-Based Compensation (Details) [Line Items]
Issuance of shares (in Shares) | shares			198,684	198,684
Common shares transaction (in Shares) | shares				1
Exercise price (in Dollars per share) | $ / shares
Fair value of the option				$ 117,246
Gain on modification of stock options				5,985,250
Exchange of a number of common shares equivalent (in Dollars)		$ 700,000		37,777	$ (394,519)
Transaction fee was recognized	$ (506,774)			$ 6,390,510
Equity to capital stock			$ 615,057
Equity to contributed surplus			$ 329,217
Shares available for issuance (in Shares) | shares			5,000,000	5,000,000
Exercised and converted shares (in Shares) | shares			67,125
Option Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense				$ 729,438
RSU [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense				1,730,154
PSU [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense				$ 546,741
M-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of shares (in Shares) | shares			18,647	18,647
Exercise price (in Dollars per share) | $ / shares				$ 0.01
Employee Stock Option Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Redeemable stock option liability				$ 6,102,496